Employee Severance Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 15	$ 23	$ 14
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	9	19	10
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	3	1	3
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 3	$ 1